Securities - Details of Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
SECURITIES AVAILABLE FOR SALE
Amortized Cost	$ 41,846	$ 41,302
Gross Unrealized Gains	267	31
Gross Unrealized Losses	2,517	3,626
Fair Value	39,596	37,707
HELD-TO-MATURITY SECURITIES
Amortized Cost	8,622	7,395
Gross Unrealized Gains	21	3
Gross Unrealized Losses	330	561
Fair Value	$ 8,313	$ 6,837
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Available-for-sale securities, accrued interest	$ 121	$ 109
Held-to-maturity securities, accrued interest	26	21
Basis adjustments for securities	99	(6)
U.S. Treasury, agencies, and corporations
SECURITIES AVAILABLE FOR SALE
Amortized Cost	7,842	8,928
Gross Unrealized Gains	61	20
Gross Unrealized Losses	17	44
Fair Value	7,886	8,904
Agency residential collateralized mortgage obligations
SECURITIES AVAILABLE FOR SALE
Amortized Cost	10,269	11,409
Gross Unrealized Gains	4	8
Gross Unrealized Losses	1,708	2,193
Fair Value	8,565	9,224
HELD-TO-MATURITY SECURITIES
Amortized Cost	4,026	4,577
Gross Unrealized Gains	8	3
Gross Unrealized Losses	176	332
Fair Value	3,858	4,248
Agency residential mortgage-backed securities
SECURITIES AVAILABLE FOR SALE
Amortized Cost	19,451	16,038
Gross Unrealized Gains	201	3
Gross Unrealized Losses	457	872
Fair Value	19,195	15,169
HELD-TO-MATURITY SECURITIES
Amortized Cost	2,374	151
Gross Unrealized Gains	12	0
Gross Unrealized Losses	13	17
Fair Value	2,373	134
Agency commercial mortgage-backed securities
SECURITIES AVAILABLE FOR SALE
Amortized Cost	4,284	4,927
Gross Unrealized Gains	1	0
Gross Unrealized Losses	335	517
Fair Value	3,950	4,410
HELD-TO-MATURITY SECURITIES
Amortized Cost	2,121	2,333
Gross Unrealized Gains	1	0
Gross Unrealized Losses	139	203
Fair Value	1,983	2,130
Asset-backed securities
HELD-TO-MATURITY SECURITIES
Amortized Cost	77	308
Gross Unrealized Gains	0	0
Gross Unrealized Losses	2	8
Fair Value	75	300
Securities related to purchase of senior notes	74	303
Other securities
HELD-TO-MATURITY SECURITIES
Amortized Cost	24	26
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Fair Value	$ 24	$ 25